Borrowings - Schedule of Debt Maturities (Details)	Dec. 31, 2024 USD ($)
Schedule of Debt Maturities [Abstract]
Within 1 year	$ 59,887
1 – 2 years	62,951
2 – 3 years	32,673
Total	$ 155,511